Income taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rates

The Company’s effective income tax rate was 0% for the period of six months to June 30, 2022 and June 30, 2021. Because of losses, the Company has had no tax liability.

	June 30, 2022	June 30, 2021,

U.S. statutory rate	34.0%	34.0%
Foreign income not registered in the U.S.	(34.0)%	(34.0)%
PRC statutory rate	25.0%	25.0%
Changes in valuation allowance and others	(25.0)%	(25.0)%
Effective tax rate	0%	0%

Schedule of Valuation Allowance
	June 30, 2022	June 30, 2021

Deferred tax asset from net operating loss and carry-forwards	$9,032,129	$9,032,129
Valuation allowance	(9,032,129)	(9,032,129)
Deferred tax asset, net	$-	$-